CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20189

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrants annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.














ANTENOR FUND, LLC

FINANCIAL STATEMENTS

December 31, 2003


ANTENOR FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Independent Auditors Report	1

Financial Statements

	Statement of Assets and Liabilities	2

	Schedule of Investments in Securities	3-4

	Statement of Operations	5

	Statements of Changes in Members Capital (Net Assets)	6

	Notes to Financial Statements	7-10


INDEPENDENT AUDITORS REPORT


To the Members and the Board of Directors
Antenor Fund, LLC


We have audited the accompanying statement of assets and liabilities of Antenor Fund, LLC including the schedule of investments in securities, as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in members capital (net assets) for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Companys management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Antenor Fund, LLC as of December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.


Hunt Valley, Maryland
February 18, 2004


ANTENOR FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
______________






ASSETS
  Investment securities at fair value (cost-$3,463,622) $4,149,699
  Cash and cash equivalents                              1,911,221
  Interest and dividends receivable                          4,826

        Total assets                                     6,065,746

LIABILITIES
  Member subscriptions received in advance            1,157,745
  Member repurchases payable                             65,505
  Expenses payable                                        1,057
  Net payable to broker for unsettled trades          1,194,769

        Total liabilities                             2,419,076

NET ASSETS                                           $3,646,670

MEMBERS CAPITAL (Net Assets)
  Represented by:
    Capital subscriptions, net                       $2,965,017
    Undistributed net investment income                  17,871
    Accumulated net realized (loss)                    (22,295)
    Accumulated net unrealized appreciation              686,077

        Total members capital (net assets)          $3,646,670




See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2003
______________




Investment securities
                                                              % of
 Common Stocks                    Shares   Fair Value   Net Assets
    Financial
     Diversified Financial
       AXA (ADR)                   3,844 $     82,531
       Citigroup                   4,413      214,207
       JP Morgan Chase             5,792      212,740
                                                 509,478   13.97 %
     Insurance
       American International Group 3,255     215,741
       Travelers Property
         Casualty-Class A           9,284     155,786
                                                 371,527   10.19 %
     Banking
       Fremont General              10,615       179,500
       Washington Mutual              4,625      185,555
                                                 365,055   10.01 %
     Real Estate
       iSTAR Financial                5,319      206,909    5.67 %
    Total-Financial                            1,452,969   39.84 %
    Consumer Staples
     Tobacco
       Altria Group                  4,852       264,046
       Carolina Group                7,358       185,716
                                                 449,762   12.33 %
     Media
       Liberty Media *               9,800       116,522
       Viacom-Class B                3,690       163,762
                                                 280,284    7.69 %
     Conglomerate
       Loews Corporation             3,543       175,201    4.80 %
     Retail Distribution, hardline
       Handleman                     5,675       116,508    3.20 %
    Total-Consumer Staples                     1,021,755   28.02 %

* Security did not pay a dividend during the previous twelve months.



See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2003
______________




Investment securities (CONTINUED)
                                                              % of
 Common Stocks (Continued)        Shares   Fair Value   Net Assets

    Technology
     Consumer Electronics
       Nam Tai Electronics           7,465  $    209,617    5.75 %
     Software
       Microsoft                     4,800       131,376    3.60 %
     Wireless Communications
       Nokia (ADR)                   6,050       102,850    2.82 %
    Total-Technology                             443,843   12.17 %
    Healthcare
     Managed Care
       Wellpoint Health Networks *   1,721       166,920    4.58 %
     Pharmaceuticals
       Merck                         2,940       135,828    3.72 %
     Biotechnology
       Amgen *                       2,155       133,157    3.65 %
    Total-Healthcare                             435,905   11.95 %
    Transportation
     Railroads
       Genesee & Wyoming *           4,941       155,642    4.27 %
     Air Freight
       Federal Express               2,278       153,765    4.22 %
    Total-Transportation                         309,407    8.49 %
    Consumer, Cyclical
     Building Materials
       Masco                         5,200       142,532    3.91 %
     Retail, hardline
       Carmax *                      4,166       128,854    3.53 %
    Total-Consumer, Cyclical                     271,386    7.44 %
    Utilities
     Energy
       BP PLC (ADR)                  2,475       122,141    3.35 %
     Electric
       American Electric Power       3,025        92,293    2.53 %
    Total-Utilities                              214,434    5.88 %
    Total investment
       securities (cost-$3,463,622)           $4,149,699  113.79 %

* Security did not pay a dividend during the previous twelve months.



See accompanying notes.

ANTENOR FUND, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
______________



INVESTMENT INCOME
  Interest                                           $          26
  Dividends (net of foreign withholding taxes of $419)      58,371

      Total investment income                               58,397

EXPENSES
  Adviser management fee                                    33,071
  Operating expenses                                         8,598

       Total expenses                                       41,669

       Net investment income                                16,728

REALIZED AND UNREALIZED GAIN
  FROM INVESTMENTS
    Net realized gain from investments                     172,693
    Net change in unrealized appreciation                  746,808

      Net realized and unrealized gain from investments    919,501

      Net increase in net assets from operations           936,229

      Less:  Incentive allocation to Adviser             (147,925)

      Net increase in net assets from operations
        available for distribution to members            $ 788,304




See accompanying notes.

ANTENOR FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Year Ended December 31, 2003 and
For the Period July 1, 2002 (commencement of operations) to
December 31, 2002
______________





                                         Year Ended   Period Ended
                                       December 31,   December 31,
                                           2003           2002
Increase (decrease) in net assets from operations
  Net investment income (loss)         $     16,728  $
(5,430)
  Net realized gain (loss) from investments 172,693       (77,698)
  Net change in unrealized appreciation
    (depreciation) on investments           746,808	       (60,731)

       Net increase (decrease) in
         net assets from operations         936,229
(143,859)

Proceeds from member subscriptions        1,873,818      1,565,728
Repurchases of member interests
  (including transfers to affiliated fund) (186,234) 	    (399,012)

       Total increase in net assets       2,623,813      1,022,857

Net assets
  Beginning of period                     1,022,857              0

	End of period                          $3,646,670     $1,022,857




See accompanying notes.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company
		Antenor Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 in all market environments with below-average risk. The Company utilizes a value approach to its equity selection process and intends to invest in 20-35 positions trading at a discount to intrinsic value.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency.
Prospero Capital Management LLC (the Adviser) serves as the
Companys investment adviser.

	B.	Method of Reporting
		The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents
		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities
		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.

	E.	Income Taxes
		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	F.	Organization and Offering Costs
		During 2002, the Adviser incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The
Adviser has been reimbursed for $10,000 of such costs, representing the Advisers initial capital account balance, through transfers from the other members capital accounts into the Advisers capital account. As of December 31, 2003, organization and offering costs have been fully charged to other members capital accounts.

	G.	Capital Accounts
		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages.
Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a high water mark calculation). The Adviser holds a non-voting Special Advisory Member interest (the Special Advisory Account) solely for the purpose of receiving the incentive allocation with respect to each member. The Adviser earned an incentive allocation of $147,925 during the year ended December 31, 2003.

	The Adviser has agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
As of December 31, 2003, approximately $101,000 of cumulative unaccrued expenses exceed such ratio and have not been reimbursed.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $2,898,155 and $629,985, respectively. At December 31,
2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2003, accumulated net unrealized appreciation on investments was $686,077, consisting of $699,135 gross unrealized appreciation and $13,058 gross unrealized depreciation.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the year ended December 31, 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

                                         Year Ended   Period Ended
                                       December 31,   December 31,
                                           2003           2002

  Total return before incentive
   allocation to Adviser                45.13 %(1)     (13.68)%(2),(5)
  Incentive allocation to Adviser        (7.14)%	       0.00 %
Total return after incentive
   allocation to Adviser                 37.99 %       (13.68)%
     Ratios to average net assets: (3)
     Expenses prior to incentive
      allocation to Adviser               2.12 %(1)         1.73 %(2)(6)
Incentive allocation to Adviser           6.07 %	        0.00 %
  Total expenses and incentive
   allocation to Adviser                  8.19 %        1.73 %
    Interest and dividend income
     net of expenses (4)                         0.28 %        0.93 %(6)
  Supplemental data:
   Net assets-December 31, 2003 and 2002  $3,646,670  $1,022,857
   Portfolio turnover rate               27.9 %	        36.4 %(5)


	Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Total returns and the ratios to average net assets
include $10,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003.  The reimbursement of organization
and offering costs resulted in a decrease in total
returns of 0.38% and an increase of 0.41% in the expense
ratio for the year ended December 31, 2003.
	(2)	Total returns and the ratios to average net assets
exclude $5,000 of organization and offering costs that
were deferred by the Adviser during the period ended
December 31, 2002.  The deferral of organization and
offering costs resulted in an increase in total returns
of 0.44% and a decrease of 1.02% in the expense ratio
for the period ended December 31, 2002.
	(3)	The Adviser agreed to bear all operating expenses which
would cause the Companys ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(4)	Excludes incentive allocation to Adviser.
	(5)	Not annualized.
	(6)	Annualized.

ITEM 2.     CODE OF ETHICS.

	The Registrant has adopted a code of ethics (the Code of Ethics) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or other persons performing similar functions. The Registrant has not amended its Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrant has not granted a waiver or an implicit waiver from a provision of Registrants Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrants Code of Ethics is attached hereto as an Exhibit.





ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

	The Registrants Board of Directors has determined that the Registrant has one audit committee financial expert serving on its audit committee: George Chacko, who is independent.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Arthur F. Bell, Jr. & Associates, L.L.C. billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

                               2003             2002
                            ----------       ----------

      Audit Fees           $   8,017         $   3,233
      Audit-Related Fees   $    None         $    None
      Tax Fees             $   1,650         $     100
      All Other Fees       $    None         $    None

Tax fees relate to the preparation of U.S. and applicable state information tax returns.

Pursuant to its charter, the Audit Committee shall approve the engagement of the Funds independent auditors, or approve, maintain, and monitor any pre-approval policies and procedures with respect to audit services in accordance with Rule 2-01
(c)(7)(i)(B) of Regulation S-X.

The Audit Committee shall also pre-approve any non-audit services, or approve, maintain, and monitor any pre-approval policies and procedures with respect to non-audit services in accordance with Rule 2-01(c)(7)(i)(B) of Regulation S-X, other than those non-audit services subject to the de minimis exception under Rule 2-01(c)(7)(ii) of Regulation S-X.

PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
--------------------------------------------------------------
                                    2003          2002
                           ----------    ----------

       Audit-Related Fees       None         None
       Tax Fees                 100%         100%
       All Other Fees           None         None

The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are as follows:

                                                        Prospero
                         Beaumont      Curan             Capital
        Registrant      Fund, LLC    Fund, LLC   Management, LLC
        ----------     ----------   ----------   ---------------

FY 2003    $ 1,650       $ 1,900        $ 1,900         $    900
FY 2002    $   100       $   100        $   100         $  5,500

The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        The following is a copy of the Registrants policies and procedures used to determine how to vote proxies relating to portfolio securities:

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy
Generally
It is the policy of the Antenor Fund, Beaumont Fund, and Curan Fund (the Funds) that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
Proxy voting shall be the responsibility of the Investment
Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.
If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.
Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.
Conflicts of Interest
Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the
Funds commitment to vote proxies in the best interest of their investors, how the proxy will be handled.
Proxy Voting Guidelines
While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:
Management Proposals
To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
I.	Standard Proposals
The Funds will generally support management proposals to:
*	Elect or re-elect members of the board of directors
*	Select outside auditors
*	Set the annual meeting date and location
*	Eliminate preemptive rights or dual classes of stock
*	Establish dividend reinvestment plans
*	Provide cumulative voting for directors
*	Indemnify directors, officers and employees
*	Change the name of the company
II.	Capitalization Proposals
The Funds will generally support proposals to:
*	Increase the authorized number of common shares
*	Adjust par value
*	Establish flexible schedules of preferred dividends
*	Repurchase shares
*	Authorize stock splits or stock dividends
*	Establish anti-greenmail measures
III.	Non-Salary Compensation Programs
The Funds will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
*	Performance incentives
*	Stock option plans
*	Stock purchase or stock ownership plans
*	Thrift/Profit Sharing plans
However, the Funds tend not to support plans that:
*	Cause excessive dilution
*	Award options at deep discount to the market
*	Reprice options to executives
IV.	Anti-Takeover Measures
The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
*	Fair pricing procedures
*	Super-majority rules
*	Board classification
*	Bars to written consent
*	Incumbent-entrenchment measures
*	Re-incorporation measures
*	Control share measures
V.	Miscellaneous Corporate Governance Matters
The Funds will generally support proposals to:
*	Limit director liability
*	Authorize indemnification agreements
*	Meet SEC/NASD quorum requirements
*	Reorganize as a holding company
Shareholder Proposals
The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Funds therefore generally support the managements position on shareholder proposals presented by proxy.
Recordkeeping Procedures
The Funds will retain records relating to the voting of proxies, including:
*	A copy of policies, procedures or guidelines relating
to the voting of proxies.
*	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds
may rely on a third party to make and retain, on its
behalf, a copy of a proxy statement, provided that the
adviser has obtained an undertaking from the third
party to provide a copy of the proxy statement
promptly upon request or may rely on obtaining a copy
of a proxy statement from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) system.
*	A record of each vote cast by the Funds on behalf of a
client.  The Funds may rely on a third party to make
and retain, on its behalf, a record of the vote cast,
provided that the adviser has obtained an undertaking
from the third party to provide a copy of the record
promptly upon request.
*	A copy of any document created by the Funds that was
material to making a decision regarding how to vote
proxies or that memorializes the basis for that
decision.
*	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds
investors, and a copy of any written response by the
Funds to any client request for information on how the
adviser voted proxies on behalf of the requesting
client.
These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.
ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable for stockholder reports for periods ending
before June 15, 2004.
ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	Not applicable for reporting period ended December 31, 2003.
ITEM 10.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 11.   EXHIBITS.

             (a)(1)   Code of Ethics.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  February 27, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  February 27, 2004

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  February 27, 2004